PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2024 and 2025 consisted of the following:

	December 31,
	2024	2025
	RMB	RMB
Advance to suppliers	45,325	35,317
Deposits	11,951	13,094
Staff advances	848	1,004
Deductible input VAT	45,188	49,870
Receivables from third party payment platforms	550	1,241
Others	16,134	11,428
Prepayments and Other Current Assets	119,996	111,954